SIGNIFICANT ACCOUNTING POLICIES (Schedule of intangible assets estimated useful lives) (Details)	Dec. 31, 2023
Patents and developed technology [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Customer and supplier relationships [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Customer and supplier relationships [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Trademarks and brands [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years
Trademarks and brands [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Licenses [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Non-compete agreements [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years